INCOME TAXES - Reconciliation of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Domestic statutory tax rate (in percent)	26.80%	26.90%	26.90%
Income taxes at domestic statutory tax rate	$ 280,185	$ 178,655	$ 190,067
(Reduction) increase resulting from:
Effect of non-deductible charges and non-taxable income	(50,269)	(19)	3,060
Change in benefit arising from the recognition of current and prior year tax losses	(2,671)	(491)	2,179
Change in deferred tax balances due to a change in substantively enacted tax rates		(6,376)
Effect of tax consolidation transactions with the parent corporation and affiliated corporations	(96,732)	(55,020)	(58,173)
Other	718	161	(16,468)
Income taxes (recovery)	$ 131,231	$ 116,910	120,665
Decrease in income tax liability resulting from developments in tax audit matters			$ 16,100